Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Cost	Accordingly, the Company recognizes a right-of-use (“ROU”) asset representing the right to use an underlying asset and a lease liability representing the obligation to make lease payments over the lease term for substantially all leases with a lease term greater than 12 months.
	2024		2023	2022
	Successor July 30 to December 31	Predecessor January 1 to July 29	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Operating lease cost	$3,667	$5,736	$8,813	$7,308
Finance lease cost – amortization of right-of-use assets	4,118	6,010	10,298	7,715
Finance lease cost – Interest on lease liabilities	799	1,005	1,523	836
Short term lease expense	1,171	202	—	—
Variable lease cost	731	1,063	4	8
Total lease cost	$10,486	$14,016	$20,638	$15,867

Schedule of Supplemental Cash Flow Information Related to Lease

Supplemental cash flow information related to lease is as follows:

	2024		2023	2022
	Successor July 30 to December 31	Predecessor January 1 to July 29	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Cash paid for amounts included in measurement of lease liabilities:
Operating cash outflows – payments on operating leases	3,429	5,990	9,284	5,672
Operating cash outflows – interest payments on finance leases	799	1,005	1,523	836
Financing cash outflows – principal payments on finance leases	3,906	5,745	9,948	7,424

Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	5,575	6,748	6,949	12,400
Finance leases	4,673	5,988	11,049	19,878

Schedule of Supplemental Balance Sheet Information

Supplemental balance sheet information related to leases is as follows:

	Successor December 31, 2024	Predecessor December 31, 2023
Operating Leases
Operating lease right-of-use assets, net	$30,001	$22,441

Current portion of operating lease obligations	7,204	7,498
Non-current operating lease obligations	21,838	17,773
Total operating lease liabilities	$29,042	$25,271

Finance Leases
Equipment, net	$28,532	$28,655

Current portion of finance lease obligations	9,824	9,125
Non-current finance lease obligations	18,915	20,288
Total finance lease liabilities	$28,739	$29,413

Weighted-average remaining lease term (years):
Operating leases	5.45	5.25
Finance leases	3.26	3.41

Weighted-average discount rate:
Operating leases	7.32%	6.21%
Finance leases	6.78%	5.89%

Schedule of Reconciliation to the Lease Liabilities

Future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities recognized on the consolidated balance sheets is as follows:

Year Ending December 31,	Operating Leases	Finance Leases
2025	$9,034	$11,384
2026	7,503	9,507
2027	5,462	6,411
2028	3,528	3,323
2029	2,678	1,245
Thereafter	7,298	—
Total lease payments	$35,503	$31,870
Less imputed interest	(6,461)	(3,131)
Total present value of lease liabilities	$29,042	$28,739